Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (12,613,401)	$ (8,386,923)	$ (16,069,070)
Less: Net loss from discontinued operations		74,347	9,542,748
Net loss from continuing operations	(12,613,401)	(8,312,576)	(6,526,322)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	271,736	32,464	3,838
Change in fair value of convertible debt			(47,813)
Convertible debt issuance cost			145,569
Accrued coupon interest expense	251,917		90,638
Accrued accretion expense	647,731
Share-based compensation		2,353,655	4,911,200
Change in allowance for credit losses	89,719	199,812	(22,306)
Impairment of long-lived assets	725,940
Impairment of goodwill	7,982,271
Loss from disposal subsidiary		3,577,279
Amortization of operating lease right-of-use assets	141,989	8,338	4,943
Changes in operating assets:
Accounts receivable	(220,641)	(258,182)
Advances to suppliers	73,233	(528,800)	(922)
Advances to suppliers-related party	913
Inventories	15,815		44,588
Prepayments and other current assets	(112,879)	4,438,961	(4,730)
Changes in operating liabilities:
Advances from customers	(891,254)	1,229,667	72,300
Accounts payable	54,900	3,668	75,276
Accounts payable - related party		(3,039)	3,089
Accrued expenses and other liabilities	(614,077)	526,623	322,760
Taxes payable	8,402	2,473	51,380
Operating lease liabilities	(153,370)		(42,367)
Net cash provided by (used in) operating activities from continuing operations	(4,341,056)	3,270,343	(918,879)
Net cash used in operating activities from discontinued operations		(193,061)	(10,671,866)
Net cash provided by (used in) operating activities	(4,341,056)	3,077,282	(11,590,745)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries		80,000
Purchase of property and equipment	(113,125)		(46,831)
Purchase of intangible assets		(7,392,915)	(395)
Prepayment made on construction in process	(615,209)	(6,759,737)
Loans to third parties	(23,432)
Collection from third party loans	6,233
Collection from related parties	24,048
Deposits made for business acquisitions	(1,429,980)	(18,520,126)
Net cash used in investing activities from continuing operations	(2,151,465)	(32,592,778)	(47,226)
Net cash provided by (used in) investing activities from discontinued operations		(987,511)	398,909
Net cash provided by (used in) investing activities	(2,151,465)	(33,580,289)	351,683
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds received from share issuance,net of offering cost	1,428,571	29,400,438	6,600,000
Proceeds from short-term bank loans	281,042
Repayment of short-term bank loans	(89,043)
Proceeds from third-party loans	439,232	111,178	112,980
Repayment of third-party loans	(209,390)	(111,178)
Proceeds from convertible note, net of offering cost	3,000,064
Proceeds from related party loans	1,201,230	866,864	503,943
Repayment to related party loans	(12,133)	(532,253)	(652,082)
Net cash provided by financing activities from continuing operations	6,039,573	29,735,049	6,564,841
Net cash provided by financing activities from discontinuing operations		47,457	5,900,479
Net cash provided by financing activities	6,039,573	29,782,506	12,465,320
EFFECT OF EXCHANGE RATE CHANGES ON CASH	37,580	(21,813)	73,516
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	(415,368)	(742,314)	1,299,774
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	671,355	1,413,669	113,895
CASH AND RESTRICTED CASH, END OF YEAR	255,987	671,355	1,413,669
Reconciliation of cash and restricted cash, end of year
Cash and cash equivalents	250,008	671,355	1,261,182
Restricted cash	5,979		152,487
CASH AND RESTRICTED CASH, END OF YEAR	255,987	671,355	1,413,669
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	82,629	3,183
Income tax paid
Non-Cash Activities
Right-of-use assets obtained in exchange for operating lease obligations	245,143		42,367
Addition to intangible assets through long term account payable		389,121
Common shares issued for conversion of debt	50,000		4,111,080
Payment to acquisition from deposits for equity acquisition	3,978,000
Addition to construction in process from deposits for equity acquisition	7,399,268
Convertible note issuance cost	$ 2,223,163